GOODWILL AND INTANGIBLE ASSETS (Details2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	$ 1,358,524,000	$ 989,493,000
Additions	264,439,000	397,423,000
(Deductions)	(807,000)	(409,000)
Foreign Exchange Translation	(6,002,000)	(27,983,000)
Balance at the end of the period	1,616,154,000	1,358,524,000
Search & Applications
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	526,444,000	526,681,000
Additions	197,458,000
(Deductions)	(252,000)	(237,000)
Foreign Exchange Translation
Balance at the end of the period	723,650,000	526,444,000
Goodwill accumulated impairment losses	916,900,000	916,900,000	916,900,000
Match
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	667,073,000	297,974,000
Additions	23,250,000	397,115,000
(Deductions)	(555,000)
Foreign Exchange Translation	(5,833,000)	(28,016,000)
Balance at the end of the period	683,935,000	667,073,000
Local
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	127,698,000	127,367,000
Additions	16,253,000	301,000
(Deductions)		(3,000)
Foreign Exchange Translation	(169,000)	33,000
Balance at the end of the period	143,782,000	127,698,000
HomeAdvisor
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	109,947,000	109,917,000
Additions	1,880,000
(Deductions)		(3,000)
Foreign Exchange Translation	(169,000)	33,000
Balance at the end of the period	111,658,000	109,947,000
CityGrid Media
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	17,751,000	17,450,000
Additions	14,373,000	301,000
(Deductions)
Foreign Exchange Translation
Balance at the end of the period	32,124,000	17,751,000
Media
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	15,590,000	15,759,000
Additions
(Deductions)		(169,000)
Foreign Exchange Translation
Balance at the end of the period	15,590,000	15,590,000
Connected Ventures
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	8,267,000	8,436,000
Additions
(Deductions)		(169,000)
Foreign Exchange Translation
Balance at the end of the period	8,267,000	8,267,000
Goodwill accumulated impairment losses	11,600,000	11,600,000	11,600,000
DailyBurn
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	7,323,000	7,323,000
Additions
(Deductions)
Foreign Exchange Translation
Balance at the end of the period	7,323,000	7,323,000
Shoebuy
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	21,719,000	21,712,000
Additions		7,000
(Deductions)
Foreign Exchange Translation
Balance at the end of the period	21,719,000	21,719,000
Goodwill accumulated impairment losses	28,000,000	28,000,000	28,000,000
Tutor
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period
Additions	27,478,000
(Deductions)
Foreign Exchange Translation
Balance at the end of the period	27,478,000
Other
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	21,719,000	21,712,000
Additions	27,478,000	7,000
(Deductions)
Foreign Exchange Translation
Balance at the end of the period	$ 49,197,000	$ 21,719,000